VALUED ADVISERS TRUST
 2960 N. Meridian St., Suite 300
Indianapolis, Indiana  46208

(317) 917-7000

May 12, 2010

VIA EDGAR
==========
Ms. Linda B. Stirling
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Definitive Proxy Statement for Valued Advisers Trust (the “Trust”) pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “1934 Act”)

Dear Ms. Stirling:

Pursuant to the 1934 Act, as amended, transmitted herewith on behalf of the Trust is a definitive proxy statement in connection with a special meeting of the shareholders of the Golub Group Equity Fund and the TEAM Asset Strategy Fund, which constitute all of the current series of the Trust.  The shareholder meeting is being held for the following purposes:

1.  To elect two nominees to the Trust’s Board of Trustees
2.  To transact such other business as may properly come before the special meeting

The definitive proxy statement incorporates the Trust’s responses to your comments relating to the preliminary proxy statement, which was filed on April 27, 2010.  Your comments were provided to Trust counsel on April 30, 2010.  Other information has been updated or completed, as required by Schedule 14A.

Sincerely,

/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President

cc:           John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224